SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM INVESTMENTS
FHLB Ideal Way	$ 201	$ 2,024
Federal Reserve	3,677
Federal funds sold	683	7,460
Shay Asset Management Fund		1
Short-term investments, total	$ 4,561	$ 9,485